Share Capital and Share Premium (Details) - USD ($)	Apr. 30, 2023	Sep. 30, 2023	Jun. 30, 2023
Share Capital and Share Premium [Line Items]
Capital stock and share premium		$ 66,996,982	$ 66,996,982
Number of share issued (in Shares)		37,563,768
Share Purchase Agreement [Member]
Share Capital and Share Premium [Line Items]
Sale of stock value	$ 50,000,000
Number of share issued (in Shares)		3,600
Number of share issued value		$ 10,647